Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory [Abstract]
Raw material	$ 4,226	$ 4,225	$ 94
Work-in-process	5,060		4,664
Finished goods	475	1,632	2,203
Total	$ 9,761	$ 5,857	$ 6,961